Property, Plants and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plants And Equipments (Details Textual)
Proceeds from sales of full rights in a land property		$ 4,473
Gain from sale of rights in a land propety	$ (26)	3,147
Depreciation expenses	$ 9,598	$ 7,880	$ 7,092